UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	 RiverPoint Capital Management, Inc.
Address: 312 Walnut Street
	 Suite 3120
	 Cincinnati, OH  45202
13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:  		Russell S. Sims
Title:    	Managing Director
Phone:    	513-421-3100
Signature, 	Place,	and Date of Signing:
Russell S. Sims 	Cincinnati, Ohio    	May 14, 2004
Report Type (Check only one.):
	[ X]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
Equity Analysts Inc.




FORM 13F SUMMARY PAGE
REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:  0
FORM 13F Information Table Entry Total: 158
Form 13F Information Table Value Total:

List of Other Included Managers: None